INVESCO STOCK FUNDS, INC.

          Supplement to Investor Class Prospectus dated August 31, 1999

The existing class of shares of INVESCO Blue Chip Growth Fund, INVESCO Dynamics Fund, INVESCO Endeavor Fund, INVESCO Growth & Income Fund, INVESCO Small Company Growth Fund, INVESCO S&P 500 Index Fund - Class II and INVESCO Value Equity Fund is hereby designated as "Investor Class."

The section of the Prospectus entitled "Investment Goals And Strategies - INVESCO Blue Chip Growth Fund" is amended to (1) delete the first sentence of the second paragraph and (2) substitute the following in its place:

     The Fund invests primarily in common stocks of large companies that, at the time of purchase, have market capitalizations of more than $15 billion and that have a history of consistent earnings growth regardless of business cycles.

The section of the Prospectus entitled "Investment Goals And Strategies - INVESCO Dynamics Fund" is amended to (1) delete the second sentence of the first paragraph and (2) substitute the following in its place:

     It primarily invests in common stocks of mid-size companies - those with market capitalizations between $2 billion and $15 billion at the time of purchase - but also have the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds.

The section of the Prospectus entitled "Investment Goals And Strategies - INVESCO Small Company Growth Fund" is amended to (1) delete the second sentence of the first paragraph and (2) substitute the following in its place:

     Most holdings are in small-capitalization companies - those with market capitalizations under $2 billion at the time of purchase.

The section of the Prospectus entitled "Fees And Expenses - Annual Fund Operating Expenses That Are Deducted From Fund Assets" is amended to (1) delete the table and the footnotes and (2) substitute the following, respectively, in their place:

     ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

     BLUE CHIP GROWTH FUND
     Management Fee                                        0.55%
     Distribution and Service (12b-1) Fees(1)              0.25%
     Other Expenses(2)(3)                                  0.27%
                                                           -----
     Total Annual Fund Operating Expenses(2)(3)            1.07%
                                                           =====
     DYNAMICS FUND
     Management Fee                                        0.52%
     Distribution and Service (12b-1) Fees(1)              0.25%
     Other Expenses(2)(3)(4)                               0.30%
                                                           -----
     Total Annual Fund Operating Expenses(2)(3)(4)         1.07%
                                                           =====

     INVESCO ENDEAVOR FUND
     Management Fee                                        0.75%
     Distribution and Service (12b-1) Fees(1)              0.25%
     Other Expenses(2)(3)(4)                               0.52%
                                                           -----
     Total Annual Fund Operating Expenses(2)(3)(4)         1.52%
                                                           =====

     GROWTH & INCOME FUND
     Management Fee                                        0.75%
     Distribution and Service (12b-1) Fees(1)              0.25%
     Other Expenses(2)(3)(4)                               0.80%
                                                           -----
     Total Annual Fund Operating Expenses(2)(3)(4)         1.80%
                                                           =====

     SMALL COMPANY GROWTH FUND
     Management Fee                                        0.72%
     Distribution and Service (12b-1) Fees(1)              0.25%
     Other Expenses(2)(3)(4)                               0.70%
                                                           -----
     Total Annual Fund Operating Expenses(2)(3)(4)         1.67%
                                                           =====

     S&P 500 INDEX FUND
     Management Fee                                        0.25%
     Distribution and Service (12b-1) Fees(1)              0.25%
     Other Expenses(2)(3)(4)                               0.53%
                                                           -----
     Total Annual Fund Operating Expenses(2)(3)(4)         1.03%
                                                           =====

     VALUE EQUITY FUND
     Management Fee                                        0.75%
     Distribution and Service (12b-1) Fees(1)              0.25%
     Other Expenses(2)(3)(4)                               0.43%
                                                           -----
     Total Annual Fund Operating Expenses(2)(3)(4)         1.43%
                                                           =====

     (1) Because the Funds pay 12b-1 distribution fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
     (2) Each Fund's Actual Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian and transfer agency fees were reduced under expense offset arrangements.
     (3) The expense information presented in the table has been restated from the financials to reflect a change in the administrative services and transfer agency fees.
     (4) Certain expenses of INVESCO Endeavor, Growth & Income, Small Company Growth, S&P 500 Index and Value Equity Funds were absorbed voluntarily by INVESCO pursuant to commitments between those Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, INVESCO Endeavor Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.51% and 1.51%, respectively, of the Fund's average net assets; Growth & Income Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.52% and 1.52%, respectively, of the Fund's average net assets; Small Company Growth Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.54% and 1.51%, respectively, of the Fund's average net assets; S&P 500 Index Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.13% and 0.63%, respectively, of the Fund's average net assets; and Value Equity Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.31% and 1.31%, respectively, of the Fund's average net assets.

The section of the Prospectus entitled "Fees And Expenses - Example" is amended to (1) delete the second paragraph and (2) substitute the following in its place:

     The Example assumes that you invested $10,000 in a Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that a Fund's operating expenses remained the same. Although the actual costs and performance of a Fund may be higher or lower, based on these assumptions your costs would have been:

                                   1 YEAR    3 YEARS      5 YEARS       10 YEARS
     Blue Chip Growth Fund         $  109    $  340       $  590        $1,306
     Dynamics Fund                 $  109    $  340       $  590        $1,306
     INVESCO Endeavor Fund*        $  155    $  480       $  829        $1,813
     Growth & Income Fund*         $  183    $  566       $  975        $2,116
     Small Company Growth Fund     $  170    $  526       $  907        $1,976
     S&P 500 Index Fund            $  105    $  328       $  569        $1,259
     Value Equity Fund             $  146    $  452       $  782        $1,743

     *Annualized

The section of the Prospectus entitled "Risks Associated With Particular Investments - Market Risk" is amended to (1) delete the third sentence and (2) substitute the following in its place:

     In general, the securities of large businesses with outstanding securities worth $15 billion or more have less volatility than those of mid-size businesses with outstanding securities worth more than $2 billion, or small businesses with outstanding securities worth less than $2 billion.

The section of the Funds' Prospectus entitled "Portfolio Managers" is amended to
(1) delete the second, third, seventh and ninth paragraphs in their entirety, and (2) substitute the following in their place:

     The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

     FUND                           PORTFOLIO MANAGER(S)
     Blue Chip Growth               Trent E. May
                                    Douglas J. McEldowney
     Dynamics                       Timothy J. Miller
                                    Thomas Wald
     INVESCO Endeavor               Trent E. May
     Growth & Income                Trent E. May
                                    Fritz Meyer
     Small Company Growth           Stacie Cowell
     Value Equity                   Michael E. Harhai
                                    Terrence Irrgang
     S&P 500 Index                  World Asset Management

     TIMOTHY J. MILLER, Chief Investment Officer and a director and senior vice president, is the lead portfolio manager of Dynamics Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a chartered financial analyst. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University.

     TRENT E. MAY, a senior vice president, is the lead portfolio manager of INVESCO Endeavor Fund and Blue Chip Growth Fund and the co-portfolio manager of Growth & Income Fund. Before joining INVESCO in 1996, Trent was with Munder Capital Management and SunBank Capital Management. He is a Chartered Financial Analyst. Trent holds an M.B.A. from Rollins College and a B.S. in Engineering from Florida Institute of Technology.

     FRITZ MEYER, a vice president, is the lead portfolio manager of Growth & Income Fund. Before joining INVESCO in 1996, Fritz was an executive vice president and portfolio manager with Nelson, Benson & Zellmer, Inc. He holds an M.B.A. from Amos Tuck School - Dartmouth College and a B.A. with distinction in Economics from Dartmouth College.

The section of the Prospectus entitled "How To Buy Shares" is amended to (1) add the following sentence at the end of the first paragraph and (2) add the following new subsection after the tenth paragraph:

     If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund
     - Investor Class, a series of INVESCO Money Market Funds, Inc.

     INTERNET TRANSACTIONS. Investors may open new accounts and exchange and redeem shares of any INVESCO Fund through the INVESCO Web site. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to utilize the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a maximum limit of $25,000 on Internet purchase and redemption transactions. Other transaction amounts are discussed in the Prospectuses for the Funds. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

     INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security Number and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any Fund will be liable for any loss, liability, cost or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

The section of the Prospectus entitled "Your Account Services" is amended to add
the  following  new  subsection   after  the  subsection   entitled   "Telephone
Transactions":

     HOUSEHOLDING. To save money for the Funds, INVESCO will send only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all of your required mailings.

This Supplement supercedes the Supplements dated January 31, 2000, April 1, 2000, April 17, 2000 and June 1, 2000.

The date of this Supplement is August 15, 2000.

                            INVESCO STOCK FUNDS, INC.

            Supplement to Class C Prospectus dated February 15, 2000

The section of the Prospectus entitled "Fees And Expenses - Annual Fund Operating Expenses That Are Deducted From Fund Assets" is amended to (1) delete the table and the footnotes and (2) substitute the following, respectively, in their place:

     ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

     BLUE CHIP  GROWTH FUND - CLASS C
     Management Fee                                        0.55%
     Distribution and Service (12b-1) Fees(1)              1.00%
     Other  Expenses                                       0.27%
                                                           -----
     Total  Annual Fund Operating Expenses                 1.82%
                                                           =====

     DYNAMICS FUND - CLASS C
     Management Fee                                        0.52%
     Distribution and Service (12b-1) Fees(1)              1.00%
     Other Expenses(2)                                     0.30%
                                                           -----
     Total Annual Fund Operating Expenses(2)               1.82%
                                                           =====

     INVESCO ENDEAVOR FUND - CLASS C
     Management Fee                                        0.75%
     Distribution and Service (12b-1) Fees(1)              1.00%
     Other Expenses(2)                                     0.52%
                                                           -----
     Total Annual Fund Operating Expenses(2)               2.27%
                                                           =====

     GROWTH & INCOME FUND - CLASS C
     Management Fee                                        0.75%
     Distribution and Service (12b-1) Fees(1)              1.00%
     Other Expenses(2)                                     0.80%
                                                           -----
     Total Annual Fund Operating Expenses(2)               2.55%
                                                           =====

     SMALL COMPANY GROWTH FUND - CLASS C
     Management Fee                                        0.72%
     Distribution and Service (12b-1) Fees(1)              1.00%
     Other Expenses(2)                                     0.70%
                                                           -----
     Total Annual Fund Operating Expenses(2)               2.42%
                                                           =====

     VALUE EQUITY FUND - CLASS C
     Management Fee                                        0.75%
     Distribution and Service (12b-1) Fees(1)              1.00%
     Other Expenses(2)                                     0.43%
                                                           -----
     Total Annual Fund Operating Expenses(2)               2.18%
                                                           =====

     (1) Because the Funds' Class C shares pay 12b-1 distribution and service fees which are based on each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

     (2) Based on estimated expenses for the current fiscal year which may be more or less than actual expenses. Actual expenses are not provided because the Funds' Class C shares were not offered until February 15, 2000. Certain expenses of the Funds will be absorbed by INVESCO in order to ensure that expenses for Dynamics Fund - Class C, INVESCO Endeavor Fund - Class C, Growth & Income Fund - Class C, Small Company Growth Fund - Class C and Value Equity Fund - Class C will not exceed 1.95%, 2.25%, 2.25%, 2.25% and 2.05%, respectively, of each Fund's average net assets attributable to Class C shares pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, INVESCO Endeavor Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending July 31, 2000 are estimated to be 0.51% and 2.26%, respectively, of the Fund's average net assets; Growth & Income Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending July 31, 2000 are estimated to be 0.52% and 2.27%, respectively, of the Fund's average net assets; Small Company Growth Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending July 31, 2000 are estimated to be 0.54% and 2.26%, respectively, of the Fund's average net assets; and Value Equity Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ending July 31, 2000 are estimated to be 0.31% and 2.06%, respectively, of the Fund's average net assets.

The section of the Prospectus entitled "Fees And Expenses - Examples" is amended to (1) delete the second paragraph and (2) substitute the following in its place:

     The Examples assume that you invested $10,000 in Class C shares of a Fund for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of each period. The second Example assumes you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year and that a Fund's Class C shares' operating expenses remained the same. Although the actual costs and performance of a Fund's Class C shares may be higher or lower, based on these assumptions your costs would have been:

     IF SHARES ARE REDEEMED               1 year   3 years   5 years    10 years
     Blue Chip Growth Fund - Class C      $  285   $  573    $  985     $2,137
     Dynamics Fund - Class C              $  285   $  573    $  985     $2,137
     INVESCO Endeavor Fund - Class C      $  330   $  709    $1,215     $2,605
     Growth & Income Fund - Class C       $  358   $  793    $1,355     $2,885
     Small Company Growth Fund - Class C  $  345   $  755    $1,291     $2,756
     Value Equity Fund - Class C          $  321   $  682    $1,169     $2,513

     IF SHARES ARE NOT REDEEMED           1 year   3 years   5 years    10 years
     Blue Chip Growth Fund - Class C      $  185   $  573    $  985     $2,137
     Dynamics Fund - Class C              $  185   $  573    $  985     $2,137
     INVESCO Endeavor Fund - Class C      $  230   $  709    $1,215     $2,605
     Growth & Income Fund - Class C       $  258   $  793    $1,355     $2,885
     Small Company Growth Fund - Class C  $  245   $  755    $1,291     $2,756
     Value Equity Fund - Class C          $  221   $  682    $1,169     $2,513

The section of the Funds' Prospectus entitled "Portfolio Managers" is amended to
(1) delete the second, third, seventh and ninth paragraphs in their entirety, and (2) substitute the following in their place:

     The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

     FUND                              PORTFOLIO MANAGER(S)
     Blue Chip Growth                  Trent E. May
                                       Douglas J. McEldowney
     Dynamics                          Timothy J. Miller
                                       Thomas Wald
     INVESCO Endeavor                  Trent E. May
     Growth & Income                   Trent E. May
                                       Fritz Meyer
     Small Company Growth              Stacie Cowell
     Value Equity                      Michael E. Harhai
                                       Terrence Irrgang
     S&P 500 Index                     World Asset Management

     TIMOTHY J. MILLER, Chief Investment Officer and a director and senior vice president, is the lead portfolio manager of Dynamics Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a chartered financial analyst. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University.

     TRENT E. MAY, a senior vice president, is the lead portfolio manager of INVESCO Endeavor Fund and Blue Chip Growth Fund and the co-portfolio manager of Growth & Income Fund. Before joining INVESCO in 1996, Trent was with Munder Capital Management and SunBank Capital Management. He is a Chartered Financial Analyst. Trent holds an M.B.A. from Rollins College and a B.S. in Engineering from Florida Institute of Technology.

     FRITZ MEYER, a vice president, is the lead portfolio manager of Growth & Income Fund. Before joining INVESCO in 1996, Fritz was an executive vice president and portfolio manager with Nelson, Benson & Zellmer, Inc. He holds an M.B.A. from Amos Tuck School - Dartmouth College and a B.A. with distinction in Economics from Dartmouth College.

This  Supplement  supercedes  the  Supplements  dated April 17, 2000 and June 1,
2000.

The date of this Supplement is August 15, 2000.